Long-Term Investments (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Equity method investments	$ 680,131	$ 914,006
CLPS Lihong [Member]
Equity investments without readily determinable fair values	510,405
Equity method investments		844,643
EMIT [Member]
Equity method investments	$ 169,726	$ 69,363